Stockholders' Equity (Details) - Treasury Share Issuance - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Aug. 16, 2023	Feb. 24, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 08, 2023	Dec. 14, 2021
Equity, Class of Treasury Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.10			$ 0.10	$ 0.10				$ 0.05
Treasury shares held by company (in shares)				11,498,355	11,498,355	315,511	406,333
Share issued and subsequently repurchased (in shares)	1,000,000	10,000,000	15,000,000		26,000,000	0
Shares bought back (in shares)				125,000	125,000	0
Shares lent under the Share Lending Agreement (in shares)				(14,443,270)	(14,443,270)	0
Exercised during the year (in shares)					(410,302)	0	0
Shares issued as compensation (in shares)						(90,822)
Stock repurchase program, authorized amount								$ 100,000
Repurchase of treasury shares				$ 800	$ 800
Issue of common shares (in shares)					8,816,793	92,046,404
Stock issued as directors compensation						$ 300
Book value of treasury shares reissued						3,900
Loss on issuance of treasury shares						$ 3,600
Restricted share units
Equity, Class of Treasury Stock [Line Items]
Shares issued as compensation (in shares)					(88,584)
Stock issued as directors compensation					$ 450
Book value of treasury shares reissued					2,800
Loss on issuance of treasury shares					$ 2,400